CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Unrealized(loss) / gain on available-for-sale investments	$ 90	$ 229	$ (2,245)